Loans - Schedule of Borrowings (Details)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)
Loans
Current loans	€ 30,461,789				€ 34,557,415
Total noncurrent loans	1,060,358				700,568
Bank overdrafts
Loans
Current loans					€ 8,355
Deutsche Bank
Loans
Interest rate					2.40%	2.40%	2.40%
Current loans					€ 2,400,000
CZBANK
Loans
Current loans					4,628,430	$ 5,219,953
CITIC BANK
Loans
Current loans	6,192,597	$ 6,605,114			6,830,155	7,703,063
ICBC Bank
Loans
Current loans	€ 3,973,742	$ 4,238,451			7,745,326	8,735,194
ICBC Bank.
Loans
Interest rate	3.80%	3.80%	3.80%	3.80%
Current loans	€ 1,359,028		¥ 10,000,000
CCB Bank
Loans
Current loans					€ 2,589,107	$ 2,920,000
SPD bank
Loans
Interest rate					2.13%	2.13%	2.13%
Current loans	€ 7,093,809	$ 7,566,359			€ 5,798,890	$ 6,540,000
CMSB
Loans
Interest rate					1.90%	1.90%	1.90%
Current loans					€ 3,666,829	$ 4,135,457
CMBC
Loans
Interest rate	3.90%	3.90%	3.90%	3.90%
Current loans	€ 2,466,125	$ 2,630,405
Shiga Bank
Loans
Interest rate	0.78%	0.78%	0.78%	0.78%	0.98%	0.98%	0.98%
Current loans	€ 289,208			¥ 40,680,000	€ 767,602		¥ 100,080,000
Total noncurrent loans	€ 1,060,358			¥ 149,150,000	€ 700,568		¥ 91,340,000
Shiga Bank
Loans
Interest rate	0.98%	0.98%	0.98%	0.98%	1.28%	1.28%	1.28%
Current loans	€ 649,367			¥ 91,340,000	€ 122,718		¥ 16,000,000
BCM
Loans
Current loans	€ 8,437,913	$ 9,000,000
Minimum | CZBANK
Loans
Interest rate					3.00%	3.00%	3.00%
Minimum | CITIC BANK
Loans
Interest rate	3.20%	3.20%	3.20%	3.20%	1.96%	1.96%	1.96%
Minimum | ICBC Bank
Loans
Interest rate	3.23%	3.23%	3.23%	3.23%	1.65%	1.65%	1.65%
Minimum | CCB Bank
Loans
Interest rate					0.59%	0.59%	0.59%
Minimum | SPD bank
Loans
Interest rate	2.82%	2.82%	2.82%	2.82%
Minimum | CMSB
Loans
Interest rate	3.90%	3.90%	3.90%	3.90%
Minimum | BCM
Loans
Interest rate	1.82%	1.82%	1.82%	1.82%
Maximum | CZBANK
Loans
Interest rate					3.20%	3.20%	3.20%
Maximum | CITIC BANK
Loans
Interest rate	3.42%	3.42%	3.42%	3.42%	2.13%	2.13%	2.13%
Maximum | ICBC Bank
Loans
Interest rate	3.98%	3.98%	3.98%	3.98%	1.77%	1.77%	1.77%
Maximum | SPD bank
Loans
Interest rate	3.15%	3.15%	3.15%	3.15%	0.71%	0.71%	0.71%
Maximum | BCM
Loans
Interest rate	1.95%	1.95%	1.95%	1.95%